Offerings - Offering: 1	May 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 Par Value Per Share
Amount Registered | shares	7,400,000
Proposed Maximum Offering Price per Unit	320.30
Maximum Aggregate Offering Price	$ 2,370,220,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 362,880.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Insulet Corporation that may be issued pursuant to the Insulet Corporation 2025 Stock Option and Incentive Plan (the “Plan”) as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on May 16, 2025. Represents 7,400,000 shares of Common Stock reserved for issuance under the Plan.